Offerings - Offering: 1	Sep. 18, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 52,913,563.49
Amount of Registration Fee	$ 7,307.36
Offering Note	(a) Calculated as the estimated aggregate maximum purchase price for Shares. (b) Calculated at $138.10 per $1,000,000 of the Transaction Valuation.